SCHEDULE OF FIXED ASSETS STATED AT COST (Details)	May 31, 2026	Feb. 28, 2026
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life		3 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	2 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life		3 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Warehouse Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Demo Devices [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	4 years	4 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	5 years	5 years
Manufacturing Equipment [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	7 years
Tools, Dies and Molds [Member]
Property, Plant, and Equipment [Line Items]
Fixed assets, useful life	2 years